June 3, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Thornburg Income Builder Opportunities Trust (the “Trust”) (Registration Nos. 811-23600; 333-241035)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is an amendment (the “Amendment”) to the registration statement of the Trust on Form N-2 (the “Registration Statement”). The Amendment is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder. The purpose of the amendment is to respond to the Staff’s comments on the Trust’s Registration Statement on Form N-2 and to complete various parts of the Trust’s disclosure.

Questions and comments may be directed to the undersigned at (312) 569-1107.

Very truly yours,

/s/ David L. Williams
David L. Williams